ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	129,476,266	84,634,677
Allowance for doubtful accounts	(1,503,621)	(1,323,490)	(304,796)	(348,862)
Accounts receivable, net	127,972,645	83,311,187